Stocker, Jason Normal Stocker, Jason 2 1 2026-01-30T15:40:00Z 2026-01-30T15:41:00Z 1 177 1012 Allspring Global Investments 28 13 1177 16.00 Print 130 false false false EN-US X-NONE X-NONE

Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

February 2, 2026

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 861 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of Allspring CoreBuilder Shares - Series SP Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 861 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on January 23, 2026.

If you have any questions, please contact me at 857-990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

Exhibit A

Allspring CoreBuilder Shares - Series SP